Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Summary of principal foreign currency exchange rates

The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

COUNTRY	ISO CODE	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,
		2021	2021	2020	2020	2019	2019
CHINA	CNY	7.6282	7.1947	7.8747	8.0225	7.7355	7.8205
UNITED STATES	USD	1.1827	1.1326	1.1422	1.2271	1.1195	1.1234
MEXICO	MXN	23.9852	23.1438	24.5194	24.4160	21.5565	21.2202
DENMARK	DKK	7.4370	7.4364	7.4542	7.4409	7.4661	7.4715
BRAZIL	BRL	6.3779	6.3101	5.8943	6.3735	4.4134	4.5157
SWITZERLAND	CHF	1.0811	1.0331	1.0705	1.0802	1.1124	1.0854
JAPAN	JPY	129.8767	130.3800	121.8458	126.4900	122.0100	121.9400

Summary of useful lives, estimated by group for various categories of property, plant and equipment

The useful lives, estimated by the Group for its various categories of property, plant and equipment, are as follows:

	Biopharmaceutical and Diagnostic Solutions	Engineering	Holding
Buildings	18 to 33 years	16 years	33 years
Plant and machinery	6 to 20 years	6 to 10 years	4 years
Industrial and commercial equipment	5 to 8 years	8 years	8 years
Other tangible assets	5 to 8 years	5 to 8 years	5 to 8 years